SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
SUBSEQUENT EVENTS

NOTE 16: SUBSEQUENT EVENTS

On November 6, 2023, the Company entered share exchange with Plasma Innovative Inc. (“PMIN”), a Nevada corporation. PMIN acquired the Company shares from the Company shareholders in exchange for the issuance by PMIN to the Company shareholders of an aggregate of 10,432,800 newly issued shares of PMIN common stock at par value $0.001 per share.

The Company evaluated all events and transactions that occurred after June 30, 2023 through the date of the consolidated financial statements were available to be issued and concluded that there were no other material subsequent events.

NOTE 16: SUBSEQUENT EVENTS

On February 20, 2023, land use right of 46,393 square meters was transferred to Funan Recycling Agriculture Investment Co., Ltd. (“FMRA”) according to the agreement. (Refer to NOTE 12)

On November 6, 2023, the Company entered share exchange with Plasma Innovative Inc., a Nevada corporation (“PMIN”). PMIN acquired the Company shares from the Company shareholders in exchange for the issuance by PMIN to the Company shareholders of an aggregate of 10,432,800 newly issued shares of PMIN common stock at par value $0.001 per share.

 The Company evaluated all events and transactions that occurred after December 31, 2022 through the date of the consolidated financial statements were available to be issued and concluded that there were no other material subsequent events.